Stock Options (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2007
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Authorized	1,200,000
Fair value of options	$ 132,827	$ 409,671
Expected Volatility, minimum	212.00%	254.00%
Expected Volatility, maximum		260.00%
Risk Free Rate	2.36%	4.50%
Expected Life	5 years	2 years
Dividend Rate	0.00%	0.00%